Stock-Based Compensation	9 Months Ended
Sep. 30, 2025
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation
11.	Stock-Based Compensation
Restricted Stock
On May 7, 2025, in connection with the IPO, the Company issued 652,057 shares of restricted stock to certain employees and consultants, which vested immediately upon issuance. In connection with the issuance, 234,587 shares were withheld to satisfy the estimated tax withholding and remittance obligations. The shares withheld were immediately retired and not held as treasury stock, thus, as a result, both the number of shares issued and outstanding were reduced by the number of shares withheld and retired.

In addition, during the third quarter of 2025, the Company issued restricted stock to its non-employee
members of the Board of Directors in connection with the American Integrity Insurance Group, Inc. 2025
Non-Employee
Director Compensation Policy (the
“Non-Employee
Director Compensation Policy”) approved on September 9, 2025, under the American Integrity Insurance Group, Inc. 2025 Long-Term Incentive Plan. Under the
Non-Employee
Director Compensation Policy, an initial grant of 2,658 shares of restricted stock was awarded on September 9, 2025, followed by a quarterly grant of 2,181 shares on September 30, 2025. The shares awarded under this policy vest immediately on their respective grant date.
A summary of all restricted stock activity for the period May 7, 2025 to September 30, 2025 is as follows:

	Restricted Stock	Weighted Average Grant Date Fair Value
Outstanding, May 7, 2025	—	$—
Granted	656,896	$16.04
Shares withheld for tax remittance (retired)	(234,587)	16.00
Vested	(422,309)	16.05

Nonvested at September 30, 2025	—	$—
The Company incurred a
one-time
share-based compensation expense of $10,433 in connection with the Restricted Stock Grant and paid $3,753 in connection with the Restricted Stock Grant Net Settlement related to the IPO. In addition, during the third quarter of 2025, the Company recognized $101 of share-based compensation expense related to the restricted stock awards granted to the non-employee
members of the Board of Directors
within general and administrative expenses in the condensed consolidated statements of operations and comprehensive income.